NOTIFICATION OF REPURCHASE OFFER
	PURSUANT TO RULE 23C-3


1.	Investment Company Act File Number 811-8110 Date of
Notification:  May 26, 2005

2.	Exact name of investment company as specified in
registration statement:

	SPECIAL SITUATIONS FUND III, L.P.

3.	Address of principal executive office:

	153 East 53rd Street
	New York, NY 10022

A.	[x]	The notification pertains to a periodic
repurchase offer under paragraph (b) of Rule
23c-3.

B.	[  ]	The notification pertains to a discretionary
repurchase offer under paragraph (c) of Rule
23c-3.

C.	[  ]	The notification pertains to a periodic
repurchase offer under paragraph (b) of Rule
23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:  /s/ Austin W. Marxe
      Austin W. Marxe
      Individual General Partner




























	SPECIAL SITUATIONS FUND III, L.P.

	153 East 53rd Street
	New York, New York 10022
	(212) 207-6500
       _____________________


	NOTICE OF OFFER TO REPURCHASE UNITS
        __________________


	May 26, 2005


General Information

Special Situations Fund III, L.P. (the "Fund") is a Delaware limited partnership and is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The
Individual General Partners of the Fund are Austin W. Marxe,
Stanley S. Binder, Peter W. Williams, Delcour Potter and William Austin.


The Fund, as a fundamental policy, offers to repurchase Units from its Partners at intervals of six months on June 30 and December 31 of each calendar year. The Fund has established certain policies for the repurchase of Units pursuant to the terms of its Agreement of Limited Partnership dated as of October 21, 1993 (the "Partnership Agreement"). Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Partnership Agreement.

Repurchase Offer

The Fund hereby offers to repurchase (the "Repurchase Offer") up to 10% of the total number of Units outstanding on June 30, 2005
(the "Repurchase Offer Amount"), based upon the net asset value of such Units as of such date. The computations for the redetermination of Units and the net asset value per Unit with respect to this Repurchase Offer are more fully described below. The number of Units repurchased by the Fund is subject to increase by up to 2%, as described under "Repurchase Procedures" below.



Repurchase Deadlines and Dates

The following table sets forth the key deadlines and dates for the tender and payment of Units with respect to this Repurchase
Offer:



	Description                     	Date


Repurchase Request Deadline--the last day
to submit tenders of Units for repurchase
and the last day to modify or withdraw any
tender submitted to the Fund. 			June 16, 2005


Repurchase Pricing Date--the effective
date of the repurchase of Units and the
day for determination of the net asset
value per Unit                                  June 30, 2005


Repurchase Payment Deadline--the last
day for payment of repurchased Units		July 7, 2005




The specific procedures for the repurchase of Units pursuant to this Repurchase Offer are more fully set forth below. A Partner who tenders Units will be subject to the risk of a decline in the value of the Fund during the 14-day period between the Repurchase Request Deadline and the Repurchase Pricing Date.


Repurchase Procedures

Tenders by Partners. The enclosed Repurchase of Units Tender Form must be completed and received by the Fund no later than June 16, 2005 (the "Repurchase Request Deadline"), in order to be effective. A Partner may tender any or all of the Units owned by such Partner. A Partner will be entitled to withdraw or modify any tender of Units by written notice received by the Fund prior to the Repurchase Request Deadline but may not thereafter withdraw or modify any tender of Units.

Oversubscriptions. In the event that the number of Units tendered by Partners exceeds the Repurchase Offer Amount, the Individual General Partners may, in their sole discretion, increase the number of Units to be repurchased by up to 2% of the number of Units outstanding on June 30, 2005 (the "Repurchase Pricing
 Date"). If this Repurchase Offer is oversubscribed, Units tendered by Partners will be repurchased pro rata in accordance with the number of Units tendered by each Partner.

Redetermination of Units. In order to maintain a fixed price per Unit of $25,000 for the repurchase of a Unit, the Fund will redetermine the number of Units held by each Partner on the Repurchase Pricing Date (immediately before any repurchases or additional sales of Units) to reflect allocations of Profit or Loss of the Fund. As a result, the number of Units owned by each Partner will equal the balance in such Partner's Book Capital Account on the Repurchase Pricing Date divided by $25,000.
By way of example only, if the net asset value of a Unit is $37,500 immediately prior to such redetermination, a Partner will be credited with 1.5 Units for each Unit owned on the Repurchase Pricing Date. As a convenience to Partners, the enclosed Repurchase of Units Tender Form allows a Partner to tender a specified number of Units or a specified percentage of such Units, in each case at $25,000 per Unit.

Payment for Units. The Fund will make cash payments for repurchased Units no later than July 7, 2005 (the "Repurchase Payment
Deadline"). No fees will be payable by Partners in connection with repurchases of their Units.

Suspension of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer pursuant to a vote of a majority of the Independent General Partners and only (i) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (ii) for such other periods as the Securities and Exchange Commission may by order permit for protection of the Partners.

Computation of Net Asset Value

As of the close of business on May 23, 2005, the net asset value of a Unit held by a Limited Partner was $ 21,993.30. The Fund will compute its net asset value and the net asset value of such a Unit daily during the period from June 9, 2005 through June 15, 2005. A Partner may obtain information concerning the net asset value of the Fund or of a Unit held by a Limited Partner on any date by calling the Fund at telephone number (212) 207-6500,
Attention:  Rose M. Carling.

A Partner's dated and executed Repurchase of Units Tender Form must be received by the Fund on or prior to June 16, 2005, in order to be effective. For convenience, the Fund has enclosed a self-addressed envelope. Any Partners who have any questions concerning this Offer to Repurchase Units should call
Austin W. Marxe, at telephone number (212) 207-6500.

______________
Austin W. Marxe
Managing Individual General Partner













	SPECIAL SITUATIONS FUND III, L.P.


	REPURCHASE OF UNITS TENDER FORM



Special Situations Fund III, L.P.
153 East 53rd Street
New York, NY 10022

Attention of Austin W. Marxe

Dear Sirs:

Reference is made to the Notice of Offer to Repurchase Units (the "Notice") of Special Situations Fund III, L.P. (the "Fund") dated May 26, 2005. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Notice.


The undersigned hereby tenders Units for repurchase, at a price of $25,000 per Unit, as follows (complete one of the following):



                     ________ Number of Units

                               or

		     ________% of Units

The number or percentage of Units tendered herein will represent Units owned by the undersigned on the Repurchase Pricing Date (June 30, 2005).


THIS REPURCHASE OF UNITS TENDER FORM MUST BE COMPLETED AND RECEIVED BY THE FUND ON OR BEFORE JUNE 16, 2005, IN ORDER TO BE EFFECTIVE.

	(To be signed and dated on the reverse side)

















if the Partner is an Individual:



_______________________________	   _____________________
Print Name(s)


______________________________     ____________________
Signature(s)


_____________________
Date





If the Partner is an Entity:




_______________________________
Name of Entity


By ____________________________
   signature




Print Name _____________________



Print Title ______________________



_____________________
Date